RECOVERABLE VALUE OF LONG-TERM ASSETS	12 Months Ended
Dec. 31, 2022
RECOVERABLE VALUE OF LONG-TERM ASSETS
RECOVERABLE VALUE OF LONG-TERM ASSETS

NOTE 23 – RECOVERABLE VALUE OF LONG-TERM ASSETS

The Company estimates the recoverable value of its fixed and intangible assets based on value in use, which is measured based on the present value of the estimated future cash flow. The assumptions used consider the Company’s Management’s best estimate of future trends in the electricity sector and are based on both external sources of information and on historical data from the cash-generating units.

The main assumptions defined below were considered:

●	Growth compatible with historical data and growth prospects for the Brazilian economy;
●	Discount rate per year in the year ended December 31, 2022, after taxes, specific to the segments tested: 4.82% and 5.58% for the generation segment without and with the SUDAM/SUDENE tax benefit, respectively (as of December 31, 2021, 4.70% for non-renewed generation without the SUDAM/SUDENE benefit, 5.23% for non-renewed generation and 5.20% for renewed generation with the benefit), considering the weighted average cost of capital;
●	The discount rate per year, before taxes, for the corporate ventures tested varies between 4.27% and 15.31%;
●	Revenues projected in accordance with the contracts, without provision for extending of the concession / authorization.
●	Expenses segregated by cash-generating unit, projected based on the Business and Management Master Plan (PDNG) for 5 years and consistent with the plan for the other years, until the end of the concessions and without considering future renewals / extensions; and
●	The Company treated each of its projects as independent cash-generating units.

Below are the impairment positions for the year ended December 31, 2022:

	12/31/2022			12/31/2021
	Generation	Administration	Total	Generation	Administration	Total
Fixed Assets	2,536,835	—	2,536,835	6,963,604	—	6,963,604
Intangible Assets	83,917	69,071	152,988	1,021	69,071	70,092
	2,620,752	69,071	2,689,823	6,964,625	69,071	7,033,696

The movement of impairment in CGU is as follows:

		Effects of deconsolidation
Cash Generating Units	12/31/2021	- Eletronuclear	Additions (Reversals)	Write-offs	12/31/2022
UTN Angra 3	4,508,764	(4,508,764)	—	—	—
TPP Candiota	1,054,306	—	(11,113)	—	1,043,193
TPP Santa Cruz	279,379	—	287,874	—	567,253
TPP Candiota Phase B	305,778	—	(23,684)	—	282,094
HPP Batalha	148,953	—	(70,302)	—	78,651
Eólica Casa Nova I	257,579	—	(22,846)	—	234,733
UHE Coaracy Nunes	71,007	—	—	(71,007)	—
TPP Mauá Bloco 4	49,372	—	—	—	49,372
TPP Aparecida Óleo	46,258	—	—	—	46,258
Eólica Coxilha Seca	1,264	—	(1,264)	—	—
TPP Mauá Bloco 1	41,040	—	—	—	41,040
PCH FUNIL	—	—	39,098	—	39,098
PCH Pedra	—	—	12,445	—	12,445
Eólica Ventos de Angelim S.A.	—	—	31,914	—	31,914
Others	200,925	—	(6,224)	—	194,701
	6,964,625	(4,508,764)	235,898	(71,007)	2,620,752

Cash Generating Units	12/31/2020	Additions (Reversals)	Write-offs	Transfers	12/31/2021
UTN Angra 3	4,508,764	—	—	—	4,508,764
TPP Candiota	796,045	258,261	—	—	1,054,306
TPP Santa Cruz	402,769	(123,390)	—	—	279,379
TPP Candiota Phase B	321,020	(15,242)	—	—	305,778
HPP Batalha	298,058	(149,105)	—	—	148,953
Eólica Casa Nova I	292,763	(35,184)	—	—	257,579
Livramento	126,294	(422)	—	(125,872)	—
Complexo Eólico Pindaí III	100,428	(100,428)	—	—	—
UHE Samuel	98,804	(98,804)	—	—	—
UHE Coaracy Nunes	71,007	—	—	—	71,007
SHP João Borges	42,103	(42,103)	—	—	—
TPP Mauá Bloco 4	49,372	—	—	—	49,372
TPP Aparecida Óleo	46,258	—	—	—	46,258
Eólica Coxilha Seca	27,462	(26,198)	—	—	1,264
TPP Mauá Bloco 1	41,040	—	—	—	41,040
HPP Passo São João	34,987	(34,987)	—	—	—
Eólica Casa Nova II	49,154	(49,154)	—	—	—
SHP Rio Chapéu	32,752	(32,752)	—	—	—
Eólica Casa Nova III	25,730	(25,730)	—	—	—
Others	201,530	(168)	(437)	—	200,925
	7,566,340	(475,406)	(437)	(125,872)	6,964,625

Below is information on the cash-generating unit that suffered the greatest impact after the valuation of the recoverable amount by the Company on December 31, 2022:

UTE Santa Cruz

The added amount of impairment refers mainly to the significant increase in gas, thus impacting its unit variable cost (CVU) and, consequently, the dispatch of the plant by the ONS.

Geradora Eólica Ventos de Angelim S.A.

On December 31, 2022, the Company evaluated the cash-generating unit (CGU) of the Geradora Eólica Ventos de Angelim S.A. project, regarding the aspects of impairment and, due to the lack of expectation of revenue generation in the cash-generating unit caused mainly by reasons of technical unfeasibility, constituted a provision in the amount of R$31,914.

PCH Funil and Pedra

On December 31, 2022, the Company recorded a provision for the Funil and Pedra CGUs, mainly due to the reduction in the capacity of these plants.

Cash Generating Units (UCG) that did not present an estimated loss due to impairment

CGUs that have not been impairment have a recoverable amount greater than the book value of the fixed assets. In addition, the Company carried out a sensitivity analysis, increasing the discount rate by 5% and 10%, to assess the impairment risk for each UGC. No CGU presented impairment risk after raising awareness of discount rates.

Thermonuclear Power Plant (UTN) - Angra 3

After the corporate restructuring pursuant to Law No.14,182/22 (see note 1.2), the Company failed to consolidate the amount of R$4,508,765 related to the impairment registered at the Angra 3 plant.

The amount provisioned by the affiliate Eletronuclear is substantially due to the absence of approval of the tariff for the plant, considering the reference tariff approved in 2018 and updated by inflation.

In addition, Eletronuclear signed the service agreement that allows the resumption of works in the Angra 3 project, under the Critical Path Acceleration Plan, with an expected start-up in 2027.

Accounting Policy

The Company periodically evaluates whether there is an indication of devaluation of its main non-financial assets (investments in equity interests, fixed assets and intangible assets). The valuation is carried out by Cash Generating Unit - CGU, which corresponds to a group of assets capable of generating cash inflows, which are largely independent of the cash inflows of other assets or other groups of assets.

If there is an indication of devaluation, the recoverable amount of the CGU is estimated and compared with the current accounting balance. If the recoverable amount is lower than the book value, a loss is recorded with devaluation of the asset.

The recoverable amount of the asset is the highest between either the value in use or the fair value. In summary, the value in use is the present value of future cash flows arising from the operation of the asset and the fair value is the price that would be received for the sale of the asset in a non-forced transaction.

Because there is no active market for the trading of its assets and because it believes that the calculation of fair value based on market assumptions would approximate the value in use, in most impairment tests, the Company admits as recoverable value the value in use, which corresponds to the present value of the estimated future cash flows, with a discount rate that reflects the Company’s current market valuation and/or opportunity cost, the value of the currency over time and the specific risks of the asset.

For impairment tests of assets that the Company has initiated studies for negotiation, not yet characterized in accounting as available for sale, the fair value is considered, being calculated based on the average of the values of the proposals, not yet binding, received from the possible interested parties.